Schedule of Changes in Fair Value Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value at beginning of year			$ 2,843	$ 12,854	$ 12,854
Issuance of new warrants					13,217	12,261
Exercise of warrants					(6,840)	(12,208)
Change in fair value of warrant liability	$ (598)	$ (3,814)	$ (2,001)	$ (17,896)	(19,017)	12,801
Fair value at end of year					$ 2,843	$ 12,854